Leases - Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments [Line Items]
Lease liabilities, beginning balance	$ 0.0
Payments	(10.6)	$ 0.0
Interest (Note 19)	1.4	0.0
Foreign exchange revaluation	(1.4)
Lease liabilities, ending balance	36.6	0.0
Current portion	15.2	0.0
Non-current portion	21.4	$ 0.0
Argonaut Transaction
Commitments [Line Items]
Leases assumed as part of Argonaut transaction (Note 6)	$ 47.2